Securities	12 Months Ended
Dec. 31, 2011
Securities
Securities

Note 2 - Securities

The amortized cost, unrealized gains and losses and fair value of securities available for sale are as follows at December 31:

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasuries	$9,865	$555	$—	$10,420
U.S. government sponsored enterprises	65,784	1,101	—	66,885
Mortgage-backed: residential	298,324	3,988	(106)	302,206
States and political subdivisions	49,733	1,284	(58)	50,959
Corporate	23,790	142	(277)	23,655
Total	$447,496	$7,070	$(441)	$454,125

	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasuries	$92,712	$585	$(2,141)	$91,156
U.S. government sponsored enterprises	99,705	500	(2,061)	98,144
Mortgage-backed: residential	303,229	5,558	(1,507)	307,280
States and political subdivisions	11,726	183	(31)	11,878
Corporate	10,217	—	(109)	10,108
Total	$517,589	$6,826	$(5,849)	$518,566

Mortgage-backed: residential securities consist of residential mortgage-backed securities issued by U.S. government sponsored enterprises and agencies, primarily Fannie Mae, Freddie Mac and Ginnie Mae, institutions which the government has affirmed its commitment to support. Corporate securities consist of investment grade corporate bonds.

The amortized cost, unrecognized gains and losses and fair value of securities held to maturity are as follows at December 31:

	2011
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
U.S. Treasuries	$30,005	$3,111	$—	$33,116
U.S. government sponsored enterprises	31,623	1,034	—	32,657
Mortgage-backed: residential	163,926	7,686	(4)	171,608
States and political subdivisions	33,481	832	(93)	34,220
Total	$259,035	$12,663	$(97)	$271,601

	2010
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
U.S. Treasuries	$9,956	$353	$—	$10,309
U.S. government sponsored enterprises	21,656	566	—	22,222
Mortgage-backed: residential	136,095	6,515	(49)	142,561
States and political subdivisions	47,658	292	(281)	47,669
Total	$215,365	$7,726	$(330)	$222,761

The amortized cost and fair value of debt securities available for sale and held to maturity at December 31, 2011 by contractual maturity are as follows:

	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in 1 year or less	$284	$284	$292	$298
Due after 1 year through 5 years	100,521	101,107	64,287	66,161
Due after 5 years through 10 years	33,894	35,278	25,040	27,736
Due after 10 years	14,473	15,250	5,490	5,798
Mortgage-backed: residential	298,324	302,206	163,926	171,608
Total	$447,496	$454,125	$259,035	$271,601

Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Approximately $57,120 of securities are callable in 2012. Most of these callable securities were issued by U.S. government sponsored enterprises.

Sales of securities available for sale were as follows:

	2011	2010	2009
Proceeds from sales	$190,505	$964	$19,777
Gross realized gains	7,982	267	245
Gross realized losses	—	—	(136)

Securities with a carrying value of approximately $85,413 and $94,720 at December 31, 2011 and 2010, respectively, were pledged to secure public deposits, fiduciary activities and for other purposes required or permitted by law.

Securities with unrealized losses at year-end 2011 and 2010 not recognized in income are presented below by the length of time the securities have been in a continuous unrealized loss position:

	2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mortgage-backed: residential	$29,707	$(106)	$282	$(4)	$29,989	$(110)
States and political subdivisions	15,350	(58)	1,157	(93)	16,507	(151)
Corporate	18,434	(277)	—	—	18,434	(277)
Total temporarily impaired	$63,491	$(441)	$1,439	$(97)	$64,930	$(538)

	2010
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasuries	$60,937	$(2,141)	$—	$—	$60,937	$(2,141)
U.S. government sponsored enterprises	80,386	(2,061)	—	—	80,386	(2,061)
Mortgage-backed: residential	86,467	(1,507)	654	(49)	87,121	(1,556)
States and political subdivisions	5,863	(292)	1,227	(20)	7,090	(312)
Corporate	10,108	(109)	—	—	10,108	(109)
Total temporarily impaired	$243,761	$(6,110)	$1,881	$(69)	$245,642	$(6,179)

Other-Than-Temporary Impairment Evaluation

Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. Investment securities classified as available for sale or held to maturity are generally evaluated for OTTI under FASB guidance “Investments in Debt and Equity Securities.”

In determining OTTI on debt securities, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost; (2) the financial condition and near-term prospects of the issuer; (3) whether the market decline was affected by macroeconomic conditions; and (4) whether the Company has the intent to sell the debt security or whether it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The assessment of whether OTTI exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When management determines that OTTI exists, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or whether it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the OTTI is recognized in earnings in an amount equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the OTTI is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the portion of the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

The unrealized losses at December 31, 2011 were in states and political subdivisions, mortgage-backed: residential and corporate securities. Because the decline in fair value on the debt securities in unrealized losses is attributable to changes in interest rates and illiquidity, and not credit quality, and because the Company does not have the intent to sell these securities and management believes it is not more likely than not that the Company will be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011.

The Company held one municipal security with a carrying value of $19,000 and $30,000 at December 31, 2011 and 2010, respectively, that was in excess of 10% of the Company’s shareholders’ equity. The security was issued by a local municipality, is a general obligation bond and is classified by the Company as held to maturity.